Assets Held for Sale and Discontinued Operations	12 Months Ended
Jun. 30, 2021
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale and Discontinued Operations	Assets Held for Sale and Discontinued Operations

Accounting Policy

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the statement of comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Discontinued Operations

A disposal group qualifies as discontinued operations if it is a component of an entity that has either been disposed of, or is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of comprehensive loss and comparative periods have been restated.

(a)    Assets Held for Sale

	Exeter Property	Jamaica Property	Uruguay Properties	Colombia Property	Restructuring Facilities	Total
	$	$	$	$	$	$
Balance, June 30, 2019	—	—	—	—	—	—
Transferred from property, plant and equipment	19,677	4,173	2,021	—	—	25,871
Impairment	(11,047)	—	—	—	—	(11,047)
Net proceeds from disposal	(8,607)	—	—	—	—	(8,607)
Loss on disposal (1)	(23)	—	—	—	—	(23)
Balance, June 30, 2020	—	4,173	2,021	—	—	6,194
Transferred from property, plant and equipment	—	—	—	3,212	20,796	24,008
Addition	—	—	—	—	1,199	1,199
Impairment	—	—	—	(1,287)	(7,802)	(9,089)
Foreign exchange	—	—	(101)	—	—	(101)
Net proceeds from disposal	—	(4,006)	(1,448)	—	(200)	(5,654)
Loss on disposal (1)	—	(167)	(472)	—	—	(639)
Balance, June 30, 2021	—	—	—	1,925	13,993	15,918
(1) The loss on disposal is recognized in other (losses) gains (Note 22) in the statement of comprehensive income.

Exeter Property

In connection with management’s plan to rationalize capital expenditures to align the Company’s cultivation footprint to current demand, in November 2019, the Company committed to sell its Exeter land and greenhouse (the “Exeter Property”) and reclassified it from property, plant and equipment to assets held for sale. The Company obtained a third-party appraisal to determine the fair value of the Exeter Property based on a direct comparison approach (Level 2). During the period ended June 30, 2020, the Company sold the property for net proceeds of $8.6 million, resulting in a total impairment charge of $11.0 million, inclusive of the $1.4 million impairment recognized upon the transfer to Assets Held for Sale (Note 11(a)). The impairment loss is recognized in impairment in property, plant, and equipment in the statement of comprehensive loss. The realized loss on disposal is recognized in other (losses) gains in the statement of comprehensive loss (Note 22). The impairment loss and the loss on disposal are allocated to the cannabis operating segment (Note 28).

Jamaica Property

In connection with the Company’s business transformation plan, during the year ended June 30, 2020, the Company listed for sale its Jamaica land which had a carrying value of $4.2 million. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale. The fair value of the land was estimated based on the accepted offer on the property for proceeds of $4.3 million, net of selling costs. As the estimated net proceeds was higher than the carrying value, no impairment was recognized. On August 19, 2020, the Company entered into an agreement to sell the Jamaica property for gross proceeds of $4.6 million (US$3.5 million). The disposal is allocated to the cannabis operating segment (Note 28).
Uruguay Properties

In connection with the Company’s business transformation plan, during the year ended June 30, 2020, the Company listed for sale two properties in Uruguay which had a total carrying value of $2.0 million. As a result, the Company reclassified the land from property, plant, and equipment to assets held for sale. The fair value of the land, which exceeds the property’s carrying value, was estimated using a market approach.

During the year ended June 30, 2021, the Company sold both properties for $1.4 million (US$1.1 million) resulting in a $0.5 million loss on disposal. The loss on disposal is recognized in other (losses) gains (Note 22) in the statement of comprehensive loss. The disposals are allocated to the cannabis operating segment (Note 28).

Colombia Property

In connection with the Company’s business transformation plan, during the year ended June 30, 2021, the Company listed for sale its Colombian land which had a carrying value of $3.2 million. The fair value of the land was estimated using a market approach resulting in a FVLCD of $1.9 million. As a result, the Company recognized an impairment loss of $1.3 million for the year ended June 30, 2021. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss. The disposal is allocated to the cannabis operating segment (Note 28).

Restructuring Facilities

During the year ended June 30, 2021, the Company entered into two agreements to sell two of its production facilities in connection with its business transformation plan and as such, the two facilities were reclassified from property, plant and equipment to assets held for sale. The fair values of the facilities were estimated using a market approach resulting in a FVLCD of $14.2 million which resulted in an impairment loss of $7.8 million for the year ended June 30, 2021. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss. The facilities are allocated to the cannabis operating segment (Note 28).

Subsequent to June 30, 2021, the Company completed the sale of one of the production facilities for gross proceeds of $6.6 million.

(b)     Discontinued Operations

The following is a summary of the Company's consolidated discontinued operations for the year ended June 30, 2021 and 2020:

		Year ended June 30,
	2021	2020
	$	$
Revenue	717	10,203

Cost of sales	1,028	21,414
General and administration expenses	877	14,866
Sales and marketing expenses	57	1,071
Other expenses	77	4,146
Impairment of property, plant and equipment	—	16,868
Impairment of goodwill	—	130
Other gains	(2,556)	—
Loss on disposal of discontinued operations	2,846	2,816
Net loss from discontinued operations before taxes	(1,612)	(51,108)
Income tax expense	—	(753)
Net loss from discontinued operations, net of tax	(1,612)	(51,861)
Sale of Aurora Larssen Projects Inc. (“ALPS”)

On May 11, 2020, the Company divested its wholly owned subsidiary, ALPS, back to its former founding owner. This disposal is consistent with the Company’s long-term strategy to streamline operations and improve profitability. As ALPS represented a separate line of business of the Company, the revenue, expenses and cash flows related to ALPS’ operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. ALPS was sold for a nominal amount and the Company recognized a $2.8 million loss on disposal during the year ended June 30, 2020.
Sale of Aurora Hemp Europe (“AHE”)

On July 23, 2020, the Company divested its wholly owned Lithuanian subsidiary, AHE, to the subsidiary’s President and former owner. Aurora Hemp Europe provided hemp seed contracting and processing. The sale was a result of hemp-based consumer packaged goods no longer aligning with the Company’s strategy to focus on core cannabis operations. As AHE represented a separate line of business of the Company, the revenue, expenses and cash flows related to AHE’s operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. AHE was sold for gross consideration of $3.0 million which shall be paid in 12 equal quarterly installments beginning on June 30, 2022. The $1.9 million fair value of the consideration receivable on the disposal date was determined by the present value of principal and interest payments, discounted at a rate of 15% which represents management’s best estimate of the rate that a similar interest bearing loan receivable with similar terms and risk would earn. As a result of the divestiture, the Company recognized a $2.8 million loss on disposal during the year ended June 30, 2021.

Dissolution of Hempco Food and Fiber Inc. (“Hempco”)
During the year ended June 30, 2021, the Company dissolved its wholly owned subsidiary, Hempco. Hempco was in the business of producing and selling hemp products within Canada. The sale was a result of hemp-based consumer packaged goods no longer aligning with the Company’s strategy to focus on core cannabis operations. As Hempco represented a separate line of business of the Company, the revenue, expenses and cash flows related to Hempco’s operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. As a result of the dissolution, the Company recognized a $0.1 million loss on disposal during the year ended June 30, 2021.